Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Summary of future minimum lease payments under non-cancellable lease agreements

	Dec 31	Dec 31
	2025	2024
	in k€	in k€
Less than one year	—	2,086
Between one and five years	—	14,304
More than five years	—	37,250
Total	—	53,640